Segment Analysis - Reconciliation of Segmental Results of Operations to Consolidated Income Statements (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Consolidated net business profit	¥ 1,719,300	¥ 1,560,200	¥ 1,276,400
Others	(5,400)	72,000	55,400
Profit before tax	654,246	1,207,789	1,261,876
Reconciling management reporting under Japanese GAAP to IFRS [member]
Disclosure of operating segments [line items]
Total credit costs	(344,500)	(274,000)	(210,200)
Gains on equity instruments	509,800	249,800	155,900
Extraordinary gains or losses and others	(184,700)	(193,700)	(123,600)
Profit before tax under Japanese GAAP	1,699,900	1,342,300	1,098,500
Scope of consolidation	8,100	7,400	4,900
Derivative financial instruments	(417,900)	(111,600)	374,000
Investment securities	(601,900)	(43,400)	(147,000)
Loans and advances	(103,000)	2,400	13,600
Investments in associates and joint ventures	14,000	(20,200)	(10,600)
Property, plant and equipment	(2,200)	22,700	1,600
Lease accounting	(2,200)	(1,900)	(500)
Defined benefit plans	(69,100)	(53,800)	(60,700)
Foreign currency translation	20,800	(32,200)	6,600
Classification of equity and liability	38,600	18,900	11,300
Others	¥ 69,100	¥ 77,200	¥ (29,800)